REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND

Supplement dated March 7, 2013 to the Summary Prospectus dated November 8, 2012

Effective immediately, the RevenueShares Large Cap Fund’s Prospectus and Statement of Additional Information may be obtained at no cost online at www.revenueshares.com/etfs/prospectus-and-reports, by calling the RevenueShares ETF Trust (the “Trust”) at 1-888-854-8181 or by sending an e-mail request to infoadmin@revenueshares.com.  In addition, the website of the Trust is www.revenueshares.com.  All references to the Trust’s website, telephone number and e-mail address currently in the Summary Prospectus are hereby superseded.

Please retain this Supplement with your Summary Prospectus for future reference.